Consolidated Statements of Changes in Equity - USD ($) shares in Thousands, $ in Thousands	Total	Ordinary shares [Member]	Additional paid-in capital [Member]	Treasury shares [Member]	Accumulated other comprehensive income (loss) [Member]	Unappropriated retained earnings [Member]	Total Parent stockholders’ equity [Member]	Noncontrolling interests [Member]
Balance at Dec. 31, 2013	$ 448,559	$ 107,010	$ 106,636	$ (11,120)	$ (412)	$ 247,710	$ 449,824	$ (1,265)
Balance (in shares) at Dec. 31, 2013		356,700		(15,650)
Restricted stock vested	0	$ 0	(976)	$ 976	0	0	0	0
Restricted stock vested (in shares)		0		1,375
Share-based compensation expenses	1,929	$ 0	1,929	$ 0	0	0	1,929	0
Excess tax benefits from restricted stock vested	1,232	0	1,232	0	0	0	1,232	0
Sale (purchase) of subsidiary shares to (from) noncontrolling interests	(1,394)	0	(1,013)	0	0	0	(1,013)	(381)
Declaration of cash dividends	(46,042)	0	0	0	0	(46,042)	(46,042)	0
Comprehensive Income:
Net income (loss)	63,903	0	0	0	0	66,598	66,598	(2,695)
Other comprehensive income (loss)	110	0	0	0	96	0	96	14
Balance at Dec. 31, 2014	468,297	$ 107,010	107,808	$ (10,144)	(316)	268,266	472,624	(4,327)
Balance (in shares) at Dec. 31, 2014		356,700		(14,275)
Restricted stock vested	0	$ 0	(987)	$ 987	0	0	0	0
Restricted stock vested (in shares)		0		1,390
Share-based compensation expenses	1,818	$ 0	1,804	$ 0	0	0	1,804	14
Excess tax benefits from restricted stock vested	771	0	771	0	0	0	771	0
New shares issued by subsidiary	1,466	0	(3,782)	0	0	(3,993)	(7,775)	9,241
Sale (purchase) of subsidiary shares to (from) noncontrolling interests	(481)	0	(275)	0	0	(729)	(1,004)	523
Acquisition of Liqxtal Technology Inc.	1,001	0	0	0	0	0	0	1,001
Adjustment arising from changes in percentage of ownership in equity method investees	16	0	16	0	0	0	16	0
Declaration of cash dividends	(51,364)	0	0	0	0	(51,364)	(51,364)	0
Comprehensive Income:
Net income (loss)	21,462	0	0	0	0	25,195	25,195	(3,733)
Other comprehensive income (loss)	(1,645)	0	0	0	(1,563)	0	(1,563)	(82)
Balance at Dec. 31, 2015	441,341	$ 107,010	105,355	$ (9,157)	(1,879)	237,375	438,704	2,637
Balance (in shares) at Dec. 31, 2015		356,700		(12,885)
Restricted stock vested	0	$ 0	(137)	$ 137	0	0	0	0
Restricted stock vested (in shares)		0		192
Share-based compensation expenses	1,186	$ 0	1,132	$ 0	0	0	1,132	54
Adjustment from previously unrecognized excess tax benefits	141	0	0	0	0	141	141	0
Excess tax benefits from restricted stock vested	0
Sale (purchase) of subsidiary shares to (from) noncontrolling interests	(367)	0	0	0	0	(220)	(220)	(147)
Declaration of cash dividends	(22,348)	0	0	0	0	(22,348)	(22,348)	0
Comprehensive Income:
Net income (loss)	48,747	0	0	0	0	50,912	50,912	(2,165)
Other comprehensive income (loss)	(549)	0	0	0	(588)	0	(588)	39
Balance at Dec. 31, 2016	$ 468,151	$ 107,010	$ 106,350	$ (9,020)	$ (2,467)	$ 265,860	$ 467,733	$ 418
Balance (in shares) at Dec. 31, 2016		356,700		(12,693)